BENEFIT PLANS Defined Benefit Plan - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Multiemployer Plans, Withdrawal Obligation	$ 4,700
Defined Benefit Plan, Funded Percentage	82.24%
Percent Limit on Company Contributions	5.00%
Payment for Pension and Other Postretirement Benefits	$ 282	$ 356	$ 121
Pension Cost (Reversal of Cost)	$ 240	$ 222	$ 218